Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Issued	21,485,257		21,485,257		17,257,774	0
Common Stock, Shares, Outstanding	21,485,257		21,485,257		17,257,774	0
Preferred Stock, Shares Authorized	50,000,000		50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Shares of common stock for stock award issuances	1,800,000		1,800,000
Compensation expense	$ 0.7	$ 0.3	$ 1.5	$ 0.4	$ 0.7
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued	53,000				200,000
Grant date fair value	$ 21.13		$ 21.13		$ 19.57
Vesting period					3 years
Number of shares vested					0
Unvested shares of restricted stock	400,000		400,000		200,000
Compensation not yet recognized	$ 6.7		$ 6.7		$ 2.8
Compensation not yet recognized, period for recognition			2 years 4 months 24 days		2 years 4 months 24 days
Common Stock Excluding Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	21,100,000		21,100,000		17,100,000
Common Stock, Shares, Outstanding	21,100,000		21,100,000		17,100,000
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance					400,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance					600,000